UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number:  811-23217

                 CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND
               (Exact name of registrant as specified in charter)

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                                400 Park Avenue
                            New York, New York 10022
                    (Address of principal executive offices)

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                                 Michael Lukaj
                          City National Rochdale, LLC
                                400 Park Avenue
                            New York, New York 10022
                    (Name and address of agent for service)

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       Registrant's telephone number, including area code: 1-888-889-0799
                      Date of Fiscal Year End: January 31
            Date of Reporting Period: July 1, 2017 to June 30, 2018

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ITEM 1. PROXY VOTING RECORD.




                   Attached are the proxy voting records for

                 CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND


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                                NON-VOTING FUND

                 CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND

City National Rochdale Select Strategies Fund invests in securities that do not have voting rights. No votes have been cast on securities by the Fund during the reporting period.

(The City National Rochdale Select Strategies Fund commenced operations on July 27, 2017)


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND

By:     /s/ Garrett D'Alessandro
        Garrett D'Alessando
        President, Chief Executive Officer
        Date: August 31, 2018